Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		9 Months Ended
	Apr. 09, 2021	Sep. 30, 2021	Sep. 30, 2020	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 15, 2021	Jul. 31, 2020	Jul. 22, 2020
Related Party Transaction [Line Items]
Outstanding balance of related party note		$ 945,000		$ 0	$ 0	$ 945,000
Repayment of promissory note - related party						500,000
Fair Value of convertible note - related party		1,064,140				1,064,140
Due to related party		10,532				10,532
Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		945,000				945,000
Fair Value of convertible note - related party		$ 1,100,000				$ 1,100,000
Class A Ordinary shares
Related Party Transaction [Line Items]
Common stock, par value, (per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary share price, per share	$ 11.50
Class A Ordinary shares | Convertible Note
Related Party Transaction [Line Items]
Common stock, par value, (per share)	0.0001
Conversion price	$ 1.50
Chief Executive Officer | Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month				$ 10,000	$ 10,000	$ 10,000
Expenses incurred and paid		$ 30,000	$ 0			90,000
Due to related party		10,000				10,000
Administrative Support Agreement | Sponsor
Related Party Transaction [Line Items]
Outstanding balance of related party note					0
Due to related party		$ 1,000				$ 1,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note									$ 600,000
Outstanding balance of related party note					0				500,000
Loan conversion agreement warrant									$ 1,500,000
Related Party Loans | Subsequent Event
Related Party Transaction [Line Items]
Outstanding balance of related party note							$ 500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 0
Price of warrant									$ 1.50